STOCK-BASED COMPENSATION PLANS Schedule of fair value of share options assumptions used (Details) - Stock options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.22%	1.37%	0.73%
Annual dividends per share	$ 0	$ 0	$ 0
Expected stock price volatility	55.00%	55.00%	51.00%
Expected option life (in years)	4 years	4 years	4 years
Average fair value of options granted (in dollars)	$ 7.02	$ 11.09	$ 4.40